Product warranties and recalls and other safety measures (Tables)	12 Months Ended
Mar. 31, 2018
Net Changes in Liabilities for Quality Assurances

The net changes in liabilities for quality assurances above for the years ended March 31, 2016, 2017 and 2018 consist of the following:

	Yen in millions
	For the years ended March 31,
	2016	2017	2018
Liabilities for quality assurances at beginning of year	1,328,916	1,403,764	1,696,938
Payments made during year	(501,073)	(604,853)	(586,943)
Provision for quality assurances	636,719	919,086	649,377
Changes relating to pre-existing quality assurances	(39,225)	(24,147)	(56,769)
Other	(21,573)	3,088	(291)

Liabilities for quality assurances at end of year	1,403,764	1,696,938	1,702,312

Net Changes in Liabilities for Recalls and Other Safety Measures which are Comprised in Liabilities for Quality Assurances

The table below shows the net changes in liabilities for recalls and other safety measures which are comprised in liabilities for quality assurances above for the years ended March 31, 2016, 2017 and 2018.

	Yen in millions
	For the years ended March 31,
	2016	2017	2018
Liabilities for recalls and other safety measures at beginning of year	755,050	925,475	1,275,200
Payments made during year	(347,861)	(444,416)	(456,177)
Provision for recalls and other safety measures	524,100	794,009	454,391
Other	(5,814)	132	1,842

Liabilities for recalls and other safety measures at end of year	925,475	1,275,200	1,275,256